UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21539
                                                    -----------

                First Trust Senior Floating Rate Income Fund II
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         -------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                        Date of fiscal year end: May 31
                                                --------

                  Date of reporting period:  August 31, 2014
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2014 (UNAUDITED)

  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS - 141.8%

                AEROSPACE & DEFENSE - 1.9%
$    2,191,779  DynCorp International, Inc., Term Loan .......................     6.25%      07/07/16    $   2,182,201
     3,253,717  Transdigm, Inc., Term Loan C .................................     3.75%      02/28/20        3,231,625
       800,000  Transdigm, Inc., Tranche D Term Loan .........................     3.75%      06/04/21          794,336
     1,500,000  Wencor (Jazz Acquisition, Inc.), Term Loan (First Lien) ......     4.50%      06/19/21        1,497,195
                                                                                                          -------------
                                                                                                              7,705,357
                                                                                                          -------------

                AGRICULTURAL PRODUCTS - 1.0%
     3,891,022  Jimmy Sanders, Inc. (Pinnacle Operating Corp.), Term B
                    Loan Refinancing (First Lien) ............................     4.75%      11/15/18        3,876,430
                                                                                                          -------------

                ALTERNATIVE CARRIERS - 1.7%
     5,681,629  Intelsat Jackson Holdings S.A., Term Loan B-2 ................     3.75%      06/30/19        5,650,835
     1,000,000  Level 3 Financing, Inc., Tranche B 2020 Term Loan ............     4.00%      01/15/20          995,000
                                                                                                          -------------
                                                                                                              6,645,835
                                                                                                          -------------

                APPAREL RETAIL - 0.7%
     1,000,000  J.C. Penney Corp., Inc, Term Loan ............................     5.00%      06/20/19          999,250
     1,240,641  Neiman Marcus Group Inc., The, Other Term Loan ...............     4.25%      10/25/20        1,230,381
       500,000  Nine West Holdings, Inc., Initial Loan .......................     4.75%      10/08/19          500,625
                                                                                                          -------------
                                                                                                              2,730,256
                                                                                                          -------------

                APPLICATION SOFTWARE - 2.6%
     3,829,358  Epicor Software Corp., Term B-2 Loan .........................     4.00%      05/16/18        3,809,024
     3,404,627  Infor (US), Inc., Tranche B-5 Term Loan ......................     3.75%      06/03/20        3,374,837
     1,666,137  Mitchell International, Inc., Initial Term Loan ..............     4.50%      10/13/20        1,662,672
     1,699,522  Triple Point Technologies, Inc., Term Loan B..................     5.25%      07/10/20        1,512,574
                                                                                                          -------------
                                                                                                             10,359,107
                                                                                                          -------------

                ASSET MANAGEMENT & CUSTODY BANKS - 2.0%
     1,228,442  Mondrian Investment Partners Ltd., Term Loan B ...............     4.00%      03/05/20        1,225,371
     6,704,791  Nuveen Investments, Inc., Tranche B First-Lien Term Loan .....     4.16%      05/13/17        6,686,822
                                                                                                          -------------
                                                                                                              7,912,193
                                                                                                          -------------

                AUTO PARTS & EQUIPMENT - 5.2%
       732,782  Affinia Group, Inc., Tranche B-2 Term Loan ...................     4.75%      04/25/20          735,530
     2,875,313  ARC Automotive Group, Inc. (Casco Automotive Group,
                    Inc.), Term Loan .........................................     6.00%      11/15/18        2,882,501
     2,931,017  ASP HHI Acquisition Co., Inc., Additional Term Loan ..........     5.00%      10/05/18        2,921,872
       900,000  Cooper Standard Holdings (CS Intermediate Holdco 2 LLC),
                    Term Loan ................................................     4.00%      04/04/21          895,050



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                AUTO PARTS & EQUIPMENT (CONTINUED)
$    2,800,000  Gates Global LLC, Initial Dollar Term Loan ...................     4.25%      07/05/21    $   2,777,992
     2,700,000  Henniges Automotive Holdings, Term Loan B ....................     6.00%      06/03/21        2,720,250
       900,000  Jason, Inc., Initial Term Loan ...............................     5.50%      06/30/21          903,375
     2,319,484  Metaldyne LLC, USD Term Loan 2014 ............................     4.25%      12/18/18        2,316,005
     1,723,750  Remy International, Inc., Term B Loan 2013 ...................     4.25%      03/05/20        1,717,286
       825,797  Schrader LLC (August U.S. Holding Co., Inc.), Lux Term
                    B-2 Loan .................................................     5.00%      04/27/18          830,958
       509,207  Schrader LLC (August U.S. Holding Co., Inc.), US Term
                    B-2 Loan .................................................     5.00%      12/30/18          512,390
     1,551,864  Tower Automotive Holdings USA LLC, Initial Term Loan
                    (2014) ...................................................     4.00%      04/23/20        1,539,573
                                                                                                          -------------
                                                                                                             20,752,782
                                                                                                          -------------

                AUTOMOTIVE RETAIL - 0.8%
       595,500  Britax US Holdings, Inc., 1st Lien TLB .......................     4.50%      10/15/20          506,175
     2,695,000  Pilot Travel Centers LLC, First Amendment Tranche B Term
                    Loan .....................................................     4.25%      08/07/19        2,700,067
                                                                                                          -------------
                                                                                                              3,206,242
                                                                                                          -------------

                BROADCASTING - 8.1%
     1,250,000  Clear Channel Communications, Inc., Term Loan E Extended .....     7.66%      07/30/19        1,245,312
     4,986,742  Clear Channel Communications, Inc., Tranche D Term Loan ......     6.91%      01/30/19        4,909,846
     2,930,654  Cumulus Media Holdings, Inc., Term Loan ......................     4.25%      12/23/20        2,920,573
     1,369,720  Hubbard Radio LLC, Tranche 1 Term Loan .......................     4.50%      04/29/19        1,364,584
     1,966,473  LIN Television Corp., Replacement Tranche B Term Loan ........     4.00%      12/21/18        1,955,421
     1,855,367  Media General, Inc., Term B Loan .............................     4.25%      07/31/20        1,860,006
     1,000,000  Mediacom LLC, Term Loan G ....................................     3.75%      06/30/21          990,000
     1,066,162  Mission Broadcasting, Inc. (Nexstar Broadcasting Group,
                    Inc.), Term B-2 Loan .....................................     3.75%      10/01/20        1,055,500
     4,282,141  NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term
                    Loan (First Lien) ........................................     4.25%      01/22/20        4,246,471
       257,143  NEP/NCP Holdco, Inc., Term Loan (Second Lien) ................     9.50%      07/22/20          260,571
     1,209,044  Nexstar Broadcasting Group, Inc. (Mission Broadcasting,
                    Inc.), Term Loan B-2 .....................................     3.75%      09/30/20        1,196,954
     6,224,267  Tribune Co., Term Loan .......................................     4.00%      12/27/20        6,211,819
       987,500  Univision Communications, Inc., 2013 Incremental Term
                    Loan .....................................................     4.00%      03/01/20          980,834
     2,825,616  Univision Communications, Inc., Term Loan C-4
                    (Replacement First-Lien Term Loan) .......................     4.00%      03/01/20        2,806,204
                                                                                                          -------------
                                                                                                             32,004,095
                                                                                                          -------------

                BUILDING PRODUCTS - 1.1%
       428,571  Hillman Group, Inc., The, Initial Term Loan ..................     4.50%      06/30/21          428,391




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                BUILDING PRODUCTS (CONTINUED)
$    1,375,512  Quikrete Holdings, Inc., Initial Loan (First Lien) ...........     4.00%      09/28/20    $   1,366,626
       333,333  Quikrete Holdings, Inc., Initial Loan (Second Lien) ..........     7.00%      03/26/21          336,667
     2,235,557  Unifrax Holding Co., New Term Dollar Loan.....................     4.25%      11/28/18        2,224,379
                                                                                                          -------------
                                                                                                              4,356,063
                                                                                                          -------------

                CABLE & SATELLITE - 1.7%
     6,760,000  Charter Communications Operating LLC, Term Loan G ............     4.25%      08/12/21        6,798,059
                                                                                                          -------------

                CASINOS & GAMING - 8.5%
       750,000  Amaya Gaming Group, 2nd Lien TL ..............................     8.00%      07/31/22          758,910
     8,250,000  Amaya Gaming Group, Initial Term B Loan (First Lien) .........     5.00%      08/01/21        8,169,562
     2,242,987  Bally Technologies, Inc., Term B Loan ........................     4.25%      11/25/20        2,238,792
     1,731,078  Caesars Entertainment Operating Co., Inc., Term B-4 Loan ....      10.50      10/31/16        1,706,202
     5,984,962  Caesars Entertainment Resort Properties LLC, Term B Loan .....     7.00%      10/11/20        5,873,582
     7,137,125  Caesars Growth Partners LLC, Term B Loan (First Lien) ........     6.25%      05/08/21        6,968,903
     1,883,477  CityCenter Holdings LLC, Term B Loan .........................     4.25%      10/16/20        1,880,652
     3,724,938  ROC Finance LLC, Funded Term B Loan ..........................     5.00%      06/20/19        3,610,881
     2,546,976  Station Casinos, Inc., B Term Loan ...........................     4.25%      03/02/20        2,536,635
                                                                                                          -------------
                                                                                                             33,744,119
                                                                                                          -------------

                COAL & CONSUMABLE FUELS - 0.7%
     2,709,180  Arch Coal, Inc., Term Loan ...................................     6.25%      05/16/18        2,633,702
                                                                                                          -------------

                COMMERCIAL PRINTING - 0.3%
     1,266,667  Southern Graphic, Inc., Term Loan ............................  4.25%-5.50%   10/17/19        1,262,715
                                                                                                          -------------

                COMMUNICATIONS EQUIPMENT - 0.1%
       385,495  Mitel Networks Corp., Term Loan ..............................     5.25%      01/31/20          385,857
                                                                                                          -------------

                COMPUTER HARDWARE - 2.7%
    10,519,819  Dell, Inc., Term B Loan ......................................     4.50%      04/29/20      10,540,122
                                                                                                          -------------

                CONSTRUCTION & ENGINEERING - 0.5%
     2,043,716  WireCo WorldGroup, Inc., Term Loan ...........................     6.00%      02/15/17        2,043,716
                                                                                                          -------------

                CONSTRUCTION MACHINERY & HEAVY TRUCKS - 0.3%
     1,153,253  Navistar, Inc., Tranche B Term Loan ..........................     5.75%      08/17/17        1,162,860
                                                                                                          -------------

                CONSUMER FINANCE - 2.3%
     5,275,976  Altisource Solutions S.A.R.L., Term B Loan ...................     4.50%      12/09/20        5,064,937
       921,667  Ocwen Loan Servicing LLC, Initial Term Loan ..................     5.00%      02/15/18          910,146



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                CONSUMER FINANCE (CONTINUED)
$    3,212,611  Walter Investment Management Corp., Tranche B Term Loan ......     4.75%      12/18/20    $   3,134,705
                                                                                                          -------------
                                                                                                              9,109,788
                                                                                                          -------------

                DATA PROCESSING & OUTSOURCED SERVICES - 2.0%
     3,265,319  Harland Clarke Holdings Corp., Tranche B-2 Term Loan .........     5.48%      06/30/17        3,268,029
     3,750,000  Interactive Data Corp., Term Loan ............................     4.75%      05/02/21        3,759,375
       997,500  Sungard Availability Services Capital, Term Loan B ...........     6.00%      03/29/19          987,834
                                                                                                          -------------
                                                                                                              8,015,238
                                                                                                          -------------

                DISTILLERS & VINTNERS - 0.2%
     1,000,000  Winebow Holdings, Inc., Loan (First Lien) ....................     4.75%      07/01/21          997,500
                                                                                                          -------------

                DIVERSIFIED CHEMICALS - 1.6%
     1,200,000  Gemini HDPE LLC, Advance Term Loan ...........................     4.75%      08/06/21        1,200,000
     2,832,428  Ineos US Finance LLC, Term Loan B ............................     3.75%      05/04/18        2,812,969
     2,357,316  Univar, Inc., Term B Loan ....................................     5.00%      06/30/17        2,358,801
                                                                                                          -------------
                                                                                                              6,371,770
                                                                                                          -------------

                DIVERSIFIED SUPPORT SERVICES - 0.5%
     2,046,857  SMG Holdings, Inc., Term Loan B ..............................     4.50%      02/27/20        2,045,588
                                                                                                          -------------

                ELECTRIC UTILITIES - 1.0%
     4,241,410  TXU (Texas Competitive Electric Holdings Co. LLC), 2014
                    Term Loan (Non-Extending) (d) (e).........................     4.65%      10/10/14        3,280,731
     1,000,000  TXU (Texas Competitive Electric Holdings Co. LLC), 2017
                    Term Loan (Extending) (d) (e) ............................     4.65%      10/10/17          773,280
                                                                                                          -------------
                                                                                                              4,054,011
                                                                                                          -------------

                ENVIRONMENTAL & FACILITIES SERVICES - 0.7%
     1,200,000  ServiceMaster Co., Initial Term Loan .........................     4.25%      07/01/21        1,190,100
     1,592,000  WTG Holdings III Corp. (EWT Holdings III Corp.), Term
                    Loan (First Lien) ........................................     4.75%      01/15/21        1,586,030
                                                                                                          -------------
                                                                                                              2,776,130
                                                                                                          -------------

                HEALTH CARE EQUIPMENT - 5.3%
     4,383,744  Alere, Inc., B Term Loan .....................................  4.25%-5.50%   06/30/17        4,365,727
     1,986,380  Biomet, Inc., Dollar Term B-2 Loan ...........................  3.66%-3.73%   07/25/17        1,981,832
     2,994,759  Carestream Health, Inc. (Onex Carestream Finance L.P.),
                    Term Loan (First Lien 2013) ..............................     5.00%      06/07/19        2,997,874
     4,481,103  DJO Finance LLC (ReAble Therapeutics Finance LLC), New
                    Tranche B Term Loan ......................................     4.25%      09/15/17        4,474,113
     1,415,730  Ikaria, Inc., Initial Term Loan (First Lien) .................     5.00%      02/12/21        1,418,831



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE EQUIPMENT (CONTINUED)
$    5,704,887  Kinetic Concepts, Inc., Dollar Term E-1 Loan .................     4.00%      05/04/18    $   5,679,443
                                                                                                          -------------
                                                                                                             20,917,820
                                                                                                          -------------

                HEALTH CARE FACILITIES - 2.3%
     1,990,000  CHS/Community Health Systems, Inc., 2021 Term D Loan .........     4.25%      01/27/21        1,994,079
       882,237  Select Medical Corp., Series E Tranche B Term Loan ...........  3.75%-5.00%   06/01/18          875,074
       500,000  Surgery Centers Holdings, Inc., 1st Lien Term Loan ...........     5.25%      07/24/20          499,375
       997,347  Surgical Care Affiliates LLC, Class B Term Loan -
                    Extending ................................................     4.23%      12/29/17          994,854
     1,945,350  Surgical Care Affiliates LLC, Class C Incremental ............     4.00%      06/30/18        1,938,055
     2,888,734  United Surgical Partners International, Inc., New
                    Tranche B Term Loan ......................................     4.75%      04/03/19        2,886,567
                                                                                                          -------------
                                                                                                              9,188,004
                                                                                                          -------------

                HEALTH CARE SERVICES - 7.0%
     1,425,000  CareCore National LLC, Term Loan .............................     5.50%      03/05/21        1,427,679
     1,976,285  CHG Healthcare Services, Inc, Term Loan (First Lien) .........     4.25%      11/19/19        1,971,957
     3,483,333  Curo Health Services Holdings, Inc., Initial Term Loan
                    (First Lien) .............................................     5.75%      06/08/20        3,445,609
     4,198,875  Envision Healthcare Corp. (Emergency Medical Services
                    Corp.), Initial Term Loan ................................     4.00%      05/25/18        4,188,378
     2,493,734  Gentiva Health Services, Inc., Initial Term B Loan ...........     6.50%      10/18/19        2,495,306
     2,069,375  Gentiva Health Services, Inc., Initial Term C Loan ...........     5.75%      10/18/18        2,065,071
     3,250,000  Healogics, Inc., Initial Term Loan (First Lien) ..............     5.25%      07/01/21        3,258,125
     1,920,782  Heartland Dental Care LLC, Incremental Term Loan .............     5.50%      12/21/18        1,924,623
     1,500,000  National Veterinary Associates (NVA Holdings, Inc.),
                    TL 1L ....................................................     4.75%      08/14/21        1,503,750
     5,451,312  U.S. Renal Care, Inc., Tranche B-2 Term Loan (First
                    lien) ....................................................     4.25%      07/03/19        5,444,498
                                                                                                          -------------
                                                                                                             27,724,996
                                                                                                          -------------

                HEALTH CARE SUPPLIES - 0.9%
     1,978,704  BSN Medical Luxembourg Holding S.A.R.L., New Term Loan
                    B1 .......................................................     4.00%      06/08/19        1,970,057
     1,412,467  Sage Products Holdings III LLC, Replacement Term Loan
                    (First Lien) .............................................     4.25%      12/13/19        1,410,701
                                                                                                          -------------
                                                                                                              3,380,758
                                                                                                          -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                HEALTH CARE TECHNOLOGY - 3.2%
$    1,200,000  Connolly Holdings, Inc., Initial Term Loan (First Lien) ......     5.00%      05/14/21    $   1,205,256
       746,250  Healthport Technologies LLC (CT Technologies
                    Intermediate Holdings, Inc.), Term Loan B ................     5.25%      10/04/19          747,183
       601,667  MedAssets, Inc., Term B Loan .................................     4.00%      12/13/19          596,655
     2,350,228  TriZetto Group, Inc. (TZ Merger Sub, Inc.), Term Loan ........     4.75%      05/02/18        2,350,228
     4,000,000  TriZetto Group, Inc. (TZ Merger Sub, Inc.), Term Loan
                    (Second Lien) ............................................     8.50%      03/28/19        4,040,000
     3,947,650  Truven Health Analytics, Inc. (VCPH Holding Corp.), Term
                    Loan B ...................................................     4.50%      05/31/19        3,927,912
                                                                                                          -------------
                                                                                                             12,867,234
                                                                                                          -------------

                HOMEFURNISHING RETAIL - 0.6%
     2,327,038  Serta Simmons Holdings LLC, Term Loan B ......................     4.25%      10/01/19        2,323,757
                                                                                                          -------------

                HOTELS, RESORTS & CRUISE LINES - 0.9%
     2,231,897  Extended Stay America (ESH Hospitality, Inc.), Term Loan .....     5.00%      06/24/19        2,251,425
       769,524  La Quinta Intermediate Holdings LLC, Initial Term Loan .......     4.00%      04/14/21          768,239
       472,500  Orient Express Hotels (Belmond Interfin Ltd.), Dollar
                    Term Loan ................................................     4.00%      03/19/21          468,758
                                                                                                          -------------
                                                                                                              3,488,422
                                                                                                          -------------

                HYPERMARKETS & SUPER CENTERS - 4.3%
     6,880,000  Albertsons LLC, Term Loan B4 .................................     5.50%      08/08/21        6,894,310
     2,500,000  BJ's Wholesale Club, Inc., 2013 (November) Replacement
                    Loan (Second Lien) .......................................     8.50%      03/26/20        2,523,750
     7,556,144  BJ's Wholesale Club, Inc., New 2013 (November)
                    Replacement Loan (First Lien) ............................     4.50%      09/26/19        7,512,470
                                                                                                          -------------
                                                                                                             16,930,530
                                                                                                          -------------

                INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.5%
     1,375,500  Calpine Corp., Term Loan .....................................     4.00%      10/09/19        1,373,038
     1,940,000  Calpine Corp., Term Loan (6/11) ..............................     4.00%      04/01/18        1,937,827
     2,388,185  FREIF North American Power I LLC, Term B-1 Loan ..............  4.75%-6.00%   03/29/19        2,409,081
       392,529  FREIF North American Power I LLC, Term C-1 Loan ..............     4.75%      03/29/19          395,964
                                                                                                          -------------
                                                                                                              6,115,910
                                                                                                          -------------

                INDUSTRIAL CONGLOMERATES - 0.8%
     1,965,150  Gardner Denver, Inc., Initial Dollar Term Loan ...............     4.25%      07/30/20        1,961,632
     1,268,215  Hamilton Sundstrand Industrial (Silver II US Holdings
                    LLC), Refinancing Term Loan ..............................     4.00%      12/13/19        1,262,508
                                                                                                          -------------
                                                                                                              3,224,140
                                                                                                          -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------

SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                INDUSTRIAL MACHINERY - 2.6%
$    2,100,500  Dematic Holdings (Mirror Bidco Corp.), Term Loan B ...........     4.25%      12/28/19    $   2,086,070
     2,250,000  Filtration Group Corp., Initial Term Loan (Second Lien) ......     8.25%      11/22/21        2,265,750
     2,837,940  Filtration Group Corp., Term Loan (First Lien) ...............     4.50%      11/20/20        2,839,359
     3,158,713  Husky Injection Molding Systems Ltd., New Term Loan ..........     4.25%      06/30/21        3,146,868
                                                                                                          -------------
                                                                                                             10,338,047
                                                                                                          -------------

                INSURANCE BROKERS - 4.1%
     3,325,088  Amwins Group LLC, New Term Loan (First Lien) .................     5.00%      09/06/19        3,318,870
     3,040,620  Confie Seguros Holding II Co., Term B Loan (First Lien) ......     5.75%      11/09/18        3,037,580
     2,079,000  Cooper Gay Swett & Crawford Ltd., Term Loan (First Lien) .....     5.00%      04/16/20        1,933,470
       720,000  Cooper Gay Swett & Crawford Ltd., Term Loan (Second
                    Lien) ....................................................     8.25%      10/16/20          648,000
     2,586,518  HUB International Ltd., Initial Term Loan (New) ..............     4.25%      10/02/20        2,566,032
     4,876,028  USI, Inc. (Compass Investors, Inc.), Initial Term Loan .......     4.25%      12/27/19        4,831,315
                                                                                                          -------------
                                                                                                             16,335,267
                                                                                                          -------------

                INTEGRATED TELECOMMUNICATION SERVICES - 4.0%
     3,533,628  Avaya, Inc., Term B-3 Loan ...................................     4.66%      10/26/17        3,423,202
     2,977,500  Cincinnati Bell, Inc., Tranche B Term Loan ...................     4.00%      09/10/20        2,965,411
     1,965,152  Hawaiian Telcom Communications, Inc., Term Loan ..............     5.00%      06/06/19        1,973,504
     3,390,999  Numericable U.S. LLC, Dollar Denominated Tranche B-1
                    Loan .....................................................     4.50%      05/21/20        3,401,613
     2,933,676  Numericable U.S. LLC, Dollar Denominated Tranche B-2
                    Loan .....................................................     4.50%      05/21/20        2,942,859
       994,468  XO Communications LLC, Initial Term Loan......................     4.25%      03/20/21          990,987
                                                                                                          -------------
                                                                                                             15,697,576
                                                                                                          -------------

                INVESTMENT BANKING & BROKERAGE - 0.4%
     1,600,000  RCS Capital Corp., Term Loan (First Lien) ....................     6.50%      04/29/19        1,615,328
                                                                                                          -------------

                IT CONSULTING & OTHER SERVICES - 0.4%
     1,466,250  Sirius Computer Solutions, Inc. (SCS Holdings I, Inc.),
                    Term Loan ................................................     7.00%      12/07/18        1,475,341
                                                                                                          -------------

                LEISURE FACILITIES - 0.5%
     1,995,000  Planet Fitness Holdings LLC, Term Loan .......................     4.75%      03/31/21        1,991,668
                                                                                                          -------------

                LIFE SCIENCES TOOLS & SERVICES - 4.7%
       530,388  InVentiv Health, Inc., Term B-3 Loan .........................  7.75%-8.50%   05/15/18          527,073
     7,626,842  InVentiv Health, Inc., Term B-4 Loan .........................     7.75%      05/15/18        7,598,241



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                LIFE SCIENCES TOOLS & SERVICES (CONTINUED)
$    1,600,000  Millennium Laboratories LLC, Tranche B Term Loan .............     5.25%      04/16/21    $   1,601,504
     5,666,667  Ortho-Clinical Diagnostics, Inc., Initial Term Loan ..........     4.75%      06/30/21        5,664,287
     2,298,333  Pharmaceutical Product Development, Inc., 2013 Term Loan .....     4.00%      12/05/18        2,296,426
     1,000,000  Sterigenics International (STHI Intermediate Holding
                    Corp.), Initial Term Loan ................................     4.50%      08/06/21          996,670
                                                                                                          -------------
                                                                                                             18,684,201
                                                                                                          -------------

                MANAGED HEALTH CARE - 0.4%
     1,459,091  MultiPlan, Inc. (MPH Acquisition Holdings LLC), Initial
                    Term Loan ................................................     4.00%      03/31/21        1,449,242
                                                                                                          -------------

                METAL & GLASS CONTAINERS - 0.9%
       399,000  Ardagh Holdings USA, Inc. (Ardagh Packaging Finance
                    S.A.), New Term Loan .....................................     4.00%      12/17/19          396,674
     1,782,000  Berlin Packaging LLC, Term Loan B ............................     4.75%      04/02/19        1,780,325
     1,000,000  BWAY Holding Co., Initial Term Loan ..........................     5.50%      08/14/20        1,004,170
       600,000  Mauser Holdings GmBH, Initial Dollar Term Loan (First
                    Lien) ....................................................     4.50%      07/31/21          596,064
                                                                                                          -------------
                                                                                                              3,777,233
                                                                                                          -------------

                MOVIES & ENTERTAINMENT - 3.4%
     5,932,949  Formula One (Alpha Topco Ltd.), Term Loan B ..................     4.75%      07/30/21        5,905,776
       200,000  Lions Gate Entertainment Corp., Loan .........................     5.00%      07/19/20          200,834
       300,000  TWCC Holding Corp., Term Loan (Second Lien) ..................     7.00%      06/26/20          296,001
     4,016,250  Village Roadshow Films (BVI) Ltd., Ultimates Facility
                    Tranche A-2 ..............................................     4.75%      11/21/17        4,056,413
     3,000,000  WME IMG Worldwide, Inc., Term Loan (First Lien) ..............     5.25%      05/06/21        2,968,140
                                                                                                          -------------
                                                                                                             13,427,164
                                                                                                          -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.7%
     1,000,000  American Energy Marcellus Holdings LLC, Initial Loan
                    (First Lien) .............................................     5.25%      08/04/20        1,000,830
     1,888,889  American Energy Marcellus Holdings LLC, Initial Loan
                    (Second Lien) ............................................     8.50%      08/04/21        1,899,901
                                                                                                          -------------
                                                                                                              2,900,731
                                                                                                          -------------

                OIL & GAS REFINING & MARKETING - 0.1%
       333,333  CITGO Petroleum Corp., Term B Loan ...........................     4.50%      07/29/21          334,307
                                                                                                          -------------

                OIL & GAS STORAGE & TRANSPORTATION - 0.3%
     1,000,000  Fieldwood Energy LLC, Closing Date Loan (Second Lien) ........     8.38%      09/30/20        1,021,670
                                                                                                          -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                OTHER DIVERSIFIED FINANCIAL SERVICES - 5.6%
$    1,461,618  American Beacon Advisors, Inc., Initial Term Loan ............     4.75%      11/22/19    $   1,461,618
     2,276,309  First American Payment Systems L.P., Term Loan (First
                    Lien) ....................................................     5.75%      10/12/18        2,267,773
     4,683,538  First Data Corp., 2021 New Dollar Term Loan ..................     4.16%      03/24/21        4,670,377
     1,339,875  Guggenheim Partners Investment Management Holdings LLC,
                    Initial Term Loan ........................................     4.25%      07/22/20        1,332,894
     2,780,000  iPayment, Inc., Term Loan ....................................     6.75%      05/08/17        2,750,476
     3,397,773  Moneygram International, Inc., Term Loan .....................     4.25%      03/27/20        3,341,200
     2,269,444  National Financial Partners Corp., 2014 Specified
                    Refinancing Term Loan ....................................     4.50%      07/01/20        2,255,260
     1,741,250  Santander Asset Management (SAM Finance Lux S.A.R.L),
                    Dollar Term Loan .........................................     4.25%      12/17/20        1,738,534
     2,359,394  Transfirst Holdings, Inc., Term B-2 Loan .....................     4.00%      12/27/17        2,348,187
                                                                                                          -------------
                                                                                                             22,166,319
                                                                                                          -------------

                PACKAGED FOODS & MEATS - 4.3%
     3,944,824  Blue Buffalo Co. Ltd., Term B-3 Loan .........................     4.00%      08/08/19        3,939,893
     3,004,697  Boulder Brands, Inc. (GFA Brands, Inc.), Term Loan B .........     5.00%      07/09/20        3,008,453
       696,500  Del Monte Foods, Inc., Initial Loan (First Lien) .............     4.25%      02/18/21          688,518
     4,084,962  Ferrara Candy Co. (Candy Intermediate Holdings, Inc.),
                    Initial Term Loan ........................................     7.50%      06/06/18        3,972,626
     1,875,000  Hearthside Food Solutions LLC, Term Loan .....................     4.50%      06/02/21        1,876,181
     1,729,524  JBS USA LLC, Term Loan B .....................................     3.75%      05/25/18        1,712,228
     1,670,813  New HB Acquisition LLC, Term B Loan ..........................     6.75%      04/09/20        1,712,583
                                                                                                          -------------
                                                                                                             16,910,482
                                                                                                          -------------

                PAPER PACKAGING - 1.7%
       746,250  Exopack Holding Corp., Term Loan B ...........................     5.25%      04/30/19          750,601
     5,834,527  Reynolds Group Holdings, Inc., Incremental U.S. Term
                    Loan .....................................................     4.00%      12/01/18        5,818,832
                                                                                                          -------------
                                                                                                              6,569,433
                                                                                                          -------------

                PERSONAL PRODUCTS - 0.4%
     1,500,000  Prestige Brands International, Inc., Term Loan B .............     4.50%      04/28/21        1,507,500
                                                                                                          -------------

                PHARMACEUTICALS - 3.8%
     2,113,636  Akorn, Inc., Loan ............................................     4.50%      04/17/21        2,116,278
     2,333,333  Catalent Pharma Solutions, Inc., Dollar Term Loan ............     4.50%      05/20/21        2,334,803
     5,233,218  Par Pharmaceutical Cos., Inc., Term B-2 Loan .................     4.00%      09/30/19        5,187,427
     1,400,000  Patheon, Inc (JLL/Delta Dutch Newco B.V.), Initial
                    Dollar Term Loan .........................................     4.25%      03/11/21        1,388,632
       650,000  Salix Pharmaceuticals Ltd., Term Loan ........................     4.25%      01/02/20          650,631



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                PHARMACEUTICALS (CONTINUED)
$      511,676  Valeant Pharmaceuticals International, Inc., Series C-2
                    Tranche B Term Loan ......................................     3.75%      12/11/19    $     510,269
     1,040,921  Valeant Pharmaceuticals International, Inc., Series D-2
                    Tranche B Term Loan ......................................     3.75%      02/13/19        1,037,673
     1,990,492  Valeant Pharmaceuticals International, Inc., Series E-1
                    Tranche B Term Loan ......................................     3.75%      08/05/20        1,983,286
                                                                                                          -------------
                                                                                                             15,208,999
                                                                                                          -------------

                PROPERTY & CASUALTY INSURANCE - 1.1%
       194,886  Cunningham Lindsey U.S., Inc., Initial Loan (Second
                    Lien) ....................................................     9.25%      06/10/20          194,459
     2,919,451  Cunningham Lindsey U.S., Inc., Initial Term Loan (First
                    Lien) ....................................................     5.00%      12/10/19        2,868,361
     1,200,000  Sedgwick Claims Management Services, Inc., Initial Loan
                    (Second Lien) ............................................     6.75%      02/28/22        1,194,000
                                                                                                          -------------
                                                                                                              4,256,820
                                                                                                          -------------

                PUBLISHING - 1.0%
     2,094,750  Cengage Learning Acquisitions, Inc., Term Loan ...............     7.00%      03/15/20        2,107,402
     1,995,000  Mergermarket USA, Inc., 2014 Incremental Term Loan ...........     4.50%      02/04/21        1,950,113
                                                                                                          -------------
                                                                                                              4,057,515
                                                                                                          -------------

                REAL ESTATE OPERATING COMPANIES - 0.9%
     3,763,303  ClubCorp Club Operations, Inc., New Term Loan ................     4.00%      07/24/20        3,716,261
                                                                                                          -------------

                REAL ESTATE SERVICES - 0.1%
       493,769  Realogy Corp., Initial Term B Loan 2014 ......................     3.75%      03/05/20          491,300
                                                                                                          -------------

                RESEARCH & CONSULTING SERVICES - 3.2%
     3,120,000  Acosta, Inc., TL 1L ..........................................     5.00%      08/13/21        3,131,700
       112,903  Advantage Sales & Marketing, Inc., Delayed Draw Term
                    Loan .....................................................     4.25%      07/01/21          111,729
     3,387,097  Advantage Sales & Marketing, Inc., Initial Term Loan
                    (First Lien) .............................................     4.25%      07/23/21        3,351,871
       597,000  CPA Global (Redtop Acquisitions Ltd.), Initial Dollar
                    Term Loan (First Lien) ...................................     4.50%      12/03/20          596,003
     1,819,820  Information Resources, Inc., Term Loan .......................  4.75-6.00%    09/30/20        1,818,692
     3,665,813  TransUnion LLC, 2014 Replacement Term Loan ...................     4.00%      04/09/21        3,649,023
                                                                                                          -------------
                                                                                                             12,659,018
                                                                                                          -------------

                RESTAURANTS - 4.0%
       746,250  Arby's Restaurant Group (ARG IH Corp.), Term Loan ............     5.00%      11/15/20          746,951
       500,000  Dave & Buster's, Inc., Term Loan .............................     4.50%      07/25/20          498,625
     4,323,911  Focus Brands, Inc., Refinancing Term Loan (First Lien) .......     4.25%      02/21/18        4,289,666



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                RESTAURANTS (CONTINUED)
$    1,450,000  Focus Brands, Inc., Term Loan (Second Lien) ..................     10.25      08/21/18    $   1,450,000
     3,250,000  Portillo's Holdings, LLC, Second Lien Term Loan ..............     8.00%      08/15/22        3,245,937
     4,333,333  Portillo's Holdings, LLC, Term B Loan (First Lien) ...........     4.75%      08/02/21        4,322,500
     1,285,714  Red Lobster Management LLC, Initial Term Loan (First
                    Lien) ....................................................     6.25%      07/28/21        1,288,929
                                                                                                          -------------
                                                                                                             15,842,608
                                                                                                          -------------

                RETAIL REITS - 0.8%
       800,000  Capital Automotive LLC, Term Loan (Second Lien) ..............     6.00%      04/30/20          808,000
     2,533,275  Capital Automotive LLC, Tranche B-1 Term Loan Facility .......     4.00%      04/10/19        2,528,005
                                                                                                          -------------
                                                                                                              3,336,005
                                                                                                          -------------

                SECURITY & ALARM SERVICES - 0.2%
       181,958  Garda World Security Corp., Term B Delayed Draw Loan .........     4.00%      11/06/20          180,594
       711,292  Garda World Security Corp., Term Loan B ......................     4.00%      10/18/20          705,957
                                                                                                          -------------
                                                                                                                886,551
                                                                                                          -------------

                SEMICONDUCTORS - 2.5%
     3,000,000  Avago Technologies Cayman Ltd., Term Loan ....................     3.75%      05/06/21        2,995,230
     5,332,703  Freescale Semiconductor, Inc., Tranche B-4 Term Loan .........     4.25%      02/28/20        5,311,745
     1,488,750  Freescale Semiconductor, Inc., Tranche B5 Term Loan ..........     5.00%      01/15/21        1,493,410
                                                                                                          -------------
                                                                                                              9,800,385
                                                                                                          -------------

                SPECIALIZED CONSUMER SERVICES - 3.0%
     9,009,788  Asurion LLC, Incremental Tranche B-1 Term Loan ...............     5.00%      05/24/19        9,032,312
     1,058,824  Asurion LLC, Term Loan (Second Lien) .........................     8.50%      03/03/21        1,091,647
     1,905,375  Expert Global Solutions, Inc. (NCO Group, Inc.), Term B
                    Advance (First Lien) .....................................     8.50%      04/03/18        1,902,194
                                                                                                          -------------
                                                                                                             12,026,153
                                                                                                          -------------

                SPECIALIZED FINANCE - 1.8%
     2,519,585  AlixPartners LLP, 2014 January Replacement Term B-2 Loan
                    (First Lien) .............................................     4.00%      07/10/20        2,506,987
     1,882,251  Duff & Phelps Corp., Initial Term Loan .......................     4.50%      04/23/20        1,878,956
     2,876,687  FLY Leasing Ltd. (Fly Funding II S.A.R.L), Loan ..............     4.50%      08/09/19        2,878,845
                                                                                                          -------------
                                                                                                              7,264,788
                                                                                                          -------------



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                                     STATED
    VALUE                                DESCRIPTION                             RATE (b)    MATURITY (c)     VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
SENIOR FLOATING-RATE LOAN INTERESTS (CONTINUED)

                SPECIALTY CHEMICALS - 2.5%
$      679,887  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.), Tranche B-1
                    Term Loan ................................................     4.50%      10/03/19    $     679,037
       352,761  A.I. Chem (Allnex (Luxembourg) & Cy S.C.A.), Tranche B-2
                    Term Loan ................................................     4.50%      10/03/19          352,320
     1,125,636  Arizona Chemical (AZ Chem US, Inc.), Initial Term Loan .......     4.50%      06/10/22        1,129,384
     1,282,050  Axalta Coating Systems U.S. Holdings, Inc., Refinanced
                    Term B Loan ..............................................     3.75%      02/01/20        1,273,601
     1,000,000  Emerald Performance Materials LLC, Initial Term Loan
                    (First Lien) .............................................     4.50%      07/30/21          995,830
     3,485,295  NuSil Technology LLC, Term Loan ..............................     5.25%      04/07/17        3,414,335
       997,409  Omnova Solutions, Inc., Term B-1 Loan ........................     4.25%      05/31/18          997,409
       101,893  Polymer Group, Inc., Amendment No. 1 Delayed Draw
                    Incremental Loan (f)......................................   4.25% (g)    12/19/19          101,639
     1,038,824  Polymer Group, Inc., Initial Loan ............................     5.25%      12/19/19        1,044,018
                                                                                                          -------------
                                                                                                              9,987,573
                                                                                                          -------------

                SPECIALTY STORES - 0.2%
       745,957  Toys "R" US-Delaware, Inc., Initial Loan .....................     6.00%      09/01/16          696,537
                                                                                                          -------------

                SYSTEMS SOFTWARE - 4.9%
       577,742  Applied Systems, Inc., Initial Term Loan (First Lien) ........     4.25%      01/25/21          576,297
       550,000  Applied Systems, Inc., Initial Term Loan (Second Lien) .......     7.50%      01/24/22          553,300
    12,620,682  BMC Software Finance, Inc., Initial US Term Loan .............     5.00%      09/10/20       12,577,267
     4,260,194  Vertafore, Inc., Term Loan 2013 ..............................     4.25%      10/03/19        4,252,227
     1,485,702  Websense, Inc., Term Loan (First Lien) .......................     4.50%      06/25/20        1,483,845
                                                                                                          -------------
                                                                                                             19,442,936
                                                                                                          -------------

                TIRES & RUBBER - 0.5%
     2,142,857  Goodyear Tire & Rubber Co., The, Loan (Second Lien) ..........     4.75%      04/30/19        2,148,879
                                                                                                          -------------

                TRUCKING - 1.6%
     2,251,429  Hertz Corp., The, Tranche B-1 Term Loan ......................     3.75%      03/11/18        2,235,961
     2,666,250  SIRVA Worldwide, Inc., Loan ..................................     7.50%      03/27/19        2,719,575
     1,317,024  Swift Transportation Co. LLC, Tranche B Loan .................     3.75%      06/09/21        1,314,390
                                                                                                          -------------
                                                                                                              6,269,926
                                                                                                          -------------

                WIRELESS TELECOMMUNICATION SERVICES - 0.2%
       693,000  Lightower Fiber Networks (LTS Buyer LLC or Sidera
                    Networks, Inc.), Term B Loan (First Lien) ................     4.00%      04/13/20          688,960
                                                                                                          -------------
                TOTAL SENIOR FLOATING-RATE LOAN INTERESTS ............................................      562,633,829
                (Cost $564,721,904)                                                                       -------------




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)



  PRINCIPAL                                                                       STATED        STATED
    VALUE                                DESCRIPTION                              COUPON       MATURITY       VALUE
--------------  --------------------------------------------------------------  -----------  ------------ -------------
CORPORATE BONDS AND NOTES - 4.2%

                AUTO PARTS & EQUIPMENT - 0.1%
$      250,000  American Axle & Manufacturing, Inc. ..........................     6.25%      03/15/21    $     266,250
                                                                                                          -------------

                CASINOS & GAMING - 1.2%
     4,900,000  Caesars Growth Properties Holdings LLC/Caesars
                    Growth Properties Finance, Inc. (h).......................     9.38%      05/01/22        4,749,937
                                                                                                          -------------

                HEALTH CARE EQUIPMENT - 0.3%
     1,000,000  Kinetic Concepts, Inc./KCI USA, Inc. .........................    12.50%       11/01/19       1,143,750
                                                                                                          -------------

                HEALTH CARE FACILITIES - 0.9%
       350,000  CHS/Community Health Systems, Inc. (h)........................     6.88%      02/01/22          373,625
       800,000  Tenet Healthcare Corp. .......................................     6.00%      10/01/20          870,000
     2,250,000  Vantage Oncology LLC/Vantage Oncology Finance
                    Co. (h)...................................................     9.50%      06/15/17        2,165,625
                                                                                                          -------------
                                                                                                              3,409,250
                                                                                                          -------------

                LIFE SCIENCES TOOLS & SERVICES - 1.0%
     2,500,000  Crimson Merger Sub, Inc. (h)..................................     6.63%      05/15/22        2,390,625
       500,000  inVentiv Health, Inc. (h).....................................    11.00%      08/15/18          417,500
       435,000  inVentiv Health, Inc. (h) (i).................................    10.00%      08/15/18          417,600
       750,000  inVentiv Health, Inc. (h).....................................    11.00%      08/15/18          626,250
                                                                                                          -------------
                                                                                                              3,851,975
                                                                                                          -------------

                OIL & GAS EQUIPMENT & SERVICES - 0.1%
       250,000  Niska Gas Storage Canada ULC/Niska Gas Storage
                    Canada Finance Corp. (h)..................................     6.50%      04/01/19          242,813
                                                                                                          -------------

                OIL & GAS EXPLORATION & PRODUCTION - 0.1%
       500,000  American Energy-Permian Basin LLC / AEPB
                    Finance Corp. (h) (j).....................................     6.74%      08/01/19          491,250
                                                                                                          -------------

                SECURITY & ALARM SERVICES - 0.2%
     1,000,000  Garda World Security Corp. (h)................................     7.25%      11/15/21        1,028,750
                                                                                                          -------------

                SPECIALTY CHEMICALS - 0.2%
       850,000  Hexion U.S. Finance Corp. ....................................     6.63%      04/15/20          898,875
                                                                                                          -------------

                SPECIALTY STORES - 0.1%
       500,000  Toys R US - Delaware, Inc. (h)................................     7.38%      09/01/16          481,250
                                                                                                          -------------
                TOTAL CORPORATE BONDS AND NOTES ......................................................       16,564,100
                (Cost $16,784,951)                                                                        -------------


    SHARES                                             DESCRIPTION                                            VALUE
--------------  ----------------------------------------------------------------------------------------- -------------
WARRANTS - 0.0%

                BROADCASTING - 0.0%
         1,449  Cumulus Media, Inc. (k) (l) (m).......................................................            4,957
                                                                                                          -------------
                TOTAL WARRANTS .......................................................................            4,957
                (Cost $0)                                                                                 -------------




                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)





    SHARES                                             DESCRIPTION                                            VALUE
--------------  ----------------------------------------------------------------------------------------- -------------
COMMON STOCKS - 0.0%

                DIVERSIFIED CHEMICALS - 0.0%
            20  LyondellBasell Industries N.V., Class A ..............................................    $       2,287
                                                                                                          -------------
                TOTAL COMMON STOCKS ..................................................................            2,287
                (Cost $0)                                                                                 -------------

                TOTAL INVESTMENTS - 146.0% ...........................................................      579,205,173
                (Cost $581,506,855) (n)

                OUTSTANDING LOAN - (43.6%) ...........................................................     (173,000,000)

                NET OTHER ASSETS AND LIABILITIES - (2.4%) ............................................       (9,564,041)
                                                                                                          -------------

                NET ASSETS - 100.0% ..................................................................    $ 396,641,132
                                                                                                          =============

---------------------------------------------
    (a) All or a portion of the securities are available to serve as collateral on the outstanding loan.

    (b) Senior Floating-Rate Loan Interests ("Senior Loans") in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"),
        (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR floor that establishes a minimum LIBOR rate. The interest rate shown reflects the rate in effect at August 31, 2014. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche at varying rates.

    (c) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.


    (d) This issuer has filed for protection in federal bankruptcy court.

    (e) This issuer is in default but interest is still being accrued by the Fund and paid by the issuer.

    (f) Delayed Draw Loan (see Note 2C in the Notes to Quarterly Portfolio of Investments).

    (g) Represents commitment fee rate on unfunded loan commitment. The commitment fee rate steps up at predetermined time intervals.

    (h) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At August 31, 2014, securities noted as such are valued at $13,385,225 or 3.37% of net assets.

    (i) These notes are Payment-in-Kind ("PIK") Toggle Notes ("Notes") whereby the issuer may, at its option, elect to pay interest on the Notes (1) entirely in cash or (2) entirely in PIK interest. Interest paid in cash will accrue at the rate of 10% per annum ("Cash Interest Rate") and PIK interest will accrue on the Notes at a rate per annum equal to the Cash Interest Rate plus 2%. For the fiscal year-to-date period (June 1, 2014 through August 31, 2014), the Fund did not receive PIK interest.

    (j) Floating rate security. The interest rate shown reflects the rate in effect at August 31, 2014.

    (k) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (a) (CONTINUED)
AUGUST 31, 2014 (UNAUDITED)


    (l) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (See Note 2D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

    (m) Non-income producing security.

    (n) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,598,896 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,900,578.



                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2014


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of August 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):



                                                                                    Level 2        Level 3
                                                       Total         Level 1      Significant    Significant
                                                     Value at        Quoted       Observable    Unobservable
Investments                                          8/31/2014       Prices         Inputs         Inputs
-------------------------------------------------  -------------  -------------  -------------  -------------
Senior Floating-Rate Loan Interests:
      Movies & Entertainment                       $  13,427,164  $           -  $   9,370,751  $   4,056,413
      Other Industry Categories*                     549,206,665              -    549,206,665              -
                                                   -------------  -------------  -------------  -------------
      Total Senior Floating-Rate Loan Interests      562,633,829              -    558,577,416      4,056,413
Corporate Bonds and Notes*                            16,564,100              -     16,564,100              -
Warrants*                                                  4,957              -          4,957              -
Common Stocks*                                             2,287          2,287              -              -
                                                   -------------  -------------  -------------  -------------
Total Investments                                  $ 579,205,173  $       2,287  $ 575,146,473  $   4,056,413
                                                   =============  =============  =============  =============


There were no transfers between Level 1 and Level 2.


All transfers in and out of Level 3 during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers in or out of Level 3 as of August 31, 2014. Level 3 Senior Floating-Rate Loan Interests are valued using third party pricing service prices. These values are based on unobservable and non-quantitative inputs, such as dealer runs and indicative sheets from brokers. The Fund's Board of Trustees has adopted valuation procedures that are utilized by the Advisor's Pricing Committee to oversee the day-to-day valuation of the Fund's investments. The Pricing Committee, through the Fund's fund accounting agent, monitors daily pricing via tolerance checks and stale and unchanged price reviews. The Pricing Committee also reviews monthly back testing of pricing service prices by comparing sales prices of Fund investments to prior day pricing service prices. Additionally, the Pricing Committee reviews periodic information from the Fund's third party pricing service that compares secondary market trade prices to their daily valuations.


The following table presents the Fund's investments measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period presented:


BEGINNING BALANCE AT MAY 31, 2014
      Senior Floating-Rate Loan Interests                 $ 4,067,775
      Corporate Bonds and Notes                                     -
      Warrants                                                      -
      Common Stocks                                                 - +
Net Realized Gain (Loss)
      Senior Floating-Rate Loan Interests                          53
      Common Stocks                                                 - **
Net Change in Unrealized Appreciation/Depreciation
      Senior Floating-Rate Loan Interests                        (165)
      Common Stocks                                                 - **
Purchases
      Senior Floating-Rate Loan Interests                           -
      Common Stocks                                                 -
Sales
      Senior Floating-Rate Loan Interests                     (11,250)
      Common Stocks                                                 - **
Transfers In
      Senior Floating-Rate Loan Interests                           -
      Common Stocks                                                 -
Transfers Out
      Senior Floating-Rate Loan Interests                           -
      Common Stocks                                                 -
                                                         -------------
ENDING BALANCE AT AUGUST 31, 2014
      Senior Floating-Rate Loan Interests                   4,056,413
      Corporate Bonds and Notes                                     -
      Warrants                                                      -
      Common Stocks                                                 -
                                                         -------------
Total Level 3 holdings                                    $ 4,056,413
                                                         =============


* See the Portfolio of Investments for the industry breakout. Industry categories are only shown separately if they include holdings in two or more levels or have holdings in only Level 3.

**    Value is less than $1.

+     Investment is valued at $0.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Senior Floating Rate Income Fund II (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FCT on the New York Stock Exchange ("NYSE").

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e. a regulated market) and are primarily obtained from third party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third party pricing service or are determined by First Trust Advisors L.P.'s (the "Advisor") Pricing Committee in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      The senior floating-rate loan interests ("Senior Loans")(1) in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially since its inception, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the fair market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are fair valued using information provided by a third party pricing service. The third party pricing service primarily uses over-the-counter pricing from dealer runs and broker quotes from indicative sheets to value the Senior Loans.

      Common stocks and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded, or for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the


(1) The terms "security" and "securities" used throughout the Notes to Quarterly Portfolio of Investments include Senior Loans.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2014 (UNAUDITED)


value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the borrower/issuer;

      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

      3)    the type, size and cost of a security;

      4)    the financial statements of the borrower/issuer;


      5) the credit quality and cash flow of the borrower/issuer, based on the Advisor's or external analysis;

      6) the information as to any transactions in or offers for the security;

      7) the price and extent of public trading in similar securities (or equity securities) of the borrower/issuer, or comparable companies;

      8)    the coupon payments;

      9) the quality, value and salability of collateral, if any, securing the security;

     10) the business prospects of the borrower/issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the borrower/issuer's management;

     11) the prospects for the borrower's/issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry;

     12)    borrower's/issuer's competitive position within the industry;

     13) borrower's/issuer's ability to access additional liquidity through public and/or private markets; and

     14)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2014, is included with the Fund's Portfolio of Investments.

B. SECURITY TRANSACTIONS:

Security transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed delivery or forward purchase commitments. The Fund had no when-issued, delayed-delivery or forward purchase commitments as of August 31, 2014.

             FIRST TRUST SENIOR FLOATING RATE INCOME FUND II (FCT)
                          AUGUST 31, 2014 (UNAUDITED)


C. UNFUNDED LOAN COMMITMENTS:

The Fund may enter into certain loan commitments, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower's discretion. The Fund had unfunded delayed draw loan commitments of $101,893 as of August 31, 2014.

D. RESTRICTED SECURITIES:

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of August 31, 2014, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note
2A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.


                                                                                                                    % OF
                                                                                                                 NET ASSETS
                                                                                                                 APPLICABLE
                                            ACQUISITION   PRINCIPAL       VALUE        CURRENT                   TO COMMON
SECURITY                                       DATE      VALUE/SHARES   PER SHARE   CARRYING COST     VALUE        SHARES
------------------------------------------- -----------  ------------  -----------  -------------  -----------  ------------
Cumulus Media, Inc. - Warrants                6/29/09       1,449       $   3.42       $     -      $   4,957      0.00% *

   *  Amount is less than 0.01%.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    First Trust Senior Floating Rate Income Fund II
              ---------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 24, 2014
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley
                                        President and Chief Executive Officer
                                        (principal executive officer)

Date: October 24, 2014
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: October 24, 2014
     -------------------

*Print the name and title of each signing officer under his or her signature.